Other liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other liabilities [Abstract]
Accounts payable	₩ 8,524,295	₩ 7,258,267
Accrued expenses	3,022,127	2,835,472
Dividend payable	8,345	9,553
Advance receipts	120,724	180,626
Unearned income	402,541	373,895
Withholding value-added tax and other taxes	343,938	338,771
Securities deposit received	911,304	713,417
Foreign exchange remittances pending	223,465	226,927
Domestic exchange remittances pending	1,808,652	980,663
Borrowing from trust account	4,057,649	3,447,078
Due to agencies	607,743	498,943
Deposits for subscription	79,154	46,983
Separate account liabilities	3,213,389	2,999,109
Sundry liabilities	1,930,410	969,010
Other	76,966	55,896
Present value discount account	(17,929)	(17,463)
Other liabilities	₩ 25,312,773	₩ 20,917,147